December 17, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Schwab Massachusetts AMT Tax-Free Money Fund

Schwab New Jersey AMT Tax-Free Money Fund

Schwab New York AMT Tax-Free Money Fund (the “Funds”)

    each a series of The Charles Schwab Family of Funds (the “Registrant”)

    (File Nos. 033-31894 and 811-05954)

Ladies and Gentlemen:

On behalf of the Registrant and filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 dated December 11, 2014 to the Funds’ prospectuses, dated April 30, 2014. The purpose of this filing is to submit, in XBRL, the 497 dated December 11, 2014.

Any questions or comments on this filing should be directed to the undersigned at (415) 667-0780.

Very truly yours,

/s/ Christine Pierangeli
Christine Pierangeli
Director and Corporate Counsel